Class A & C Shares Prospectus | PNC MID CAP VALUE FUND
PNC MID CAP VALUE FUND

Supplement dated June 4, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

D.                                    Effective June 28, 2013 the name of PNC Mid Cap Value Fund will be changed to PNC Mid Cap Fund.  All references throughout the prospectus to PNC Mid Cap Value Fund are to be deleted in their entirety and replaced with PNC Mid Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A & C Shares Prospectus PNC MID CAP VALUE FUND		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. In, addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A & C Shares Prospectus PNC MID CAP VALUE FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Other Expenses		0.73%		0.73%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.48%		0.48%
Total Annual Fund Operating Expenses	[2]	1.53%		2.23%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2013, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

E.                                     Effective June 28, 2013, the third, fourth and fifth sentences of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

F.                                     Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

G.                                    Effective June 28, 2013, the first paragraph under the section entitled “PERFORMANCE INFORMATION” on page 17 of the prospectus is deleted in its entirety and replaced with the following:

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares compare with those of a broad measure of market performance.  The bar chart shows changes in the performance of the Fund’s Class A Shares and does not reflect the deduction of any applicable sales charges.  If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.  The returns in the table reflect the deduction of applicable sales charges.  The performance of Class C Shares will differ due to differences in expenses.  Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies and on June 28, 2013 the Fund modified the process by which it screens companies for investment.  Accordingly, performance information prior to those dates reflects the results of the previous investment strategies.  As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.  Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)

H.                                  Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 17 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

Average Annual Returns Class A & C Shares Prospectus PNC MID CAP VALUE FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A		(11.39%)	(3.38%)	5.94%	Jul. 01, 2002
CLASS C		(8.05%)	(3.03%)	6.32%	Jun. 02, 2003
After Taxes on Distributions CLASS A	[1]	(11.41%)	(3.71%)	4.90%
After Taxes on Distributions and Sale of Fund Shares CLASS A	[1]	(7.37%)	(2.91%)	4.82%
Russell Midcap Index - Class A Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)		(1.55%)	1.41%	8.04%	Jun. 30, 2002
Russell Midcap Value Index - Class A Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)		(1.38%)	0.04%	7.77%	Jun. 30, 2002
Russell Midcap Index - Class C Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)		(1.55%)	1.41%	8.04%	Jun. 30, 2002
Russell Midcap Value Index - Class C Comparison (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)		(1.38%)	0.04%	8.80%	May 31, 2003
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.